Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000130213 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Tax Aware Real Return Fund Class R6 Shares
Accumulated Value	$ 5,000,000		$ 5,199,326	$ 5,275,563	$ 5,275,318	$ 5,459,261	$ 5,509,660	$ 6,117,774	$ 5,682,782	$ 5,793,508	$ 6,286,280	$ 6,559,899
C000007161 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Tax Aware Real Return Fund Class I Shares
Accumulated Value	1,000,000		1,038,903	1,052,917	1,051,821	1,087,416	1,096,347	1,217,376	1,129,777	1,150,613	1,247,143	1,300,090
C000007163 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Tax Aware Real Return Fund Class C Shares
Accumulated Value	10,000		10,298	10,349	10,271	10,538	10,542	11,614	10,693	10,809	11,689	12,157
C000007162 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Tax Aware Real Return Fund Class A Shares
Accumulated Value	9,625		9,975	10,086	10,050	10,365	10,424	11,538	10,678	10,848	11,732	12,201
C000007189 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Research Market Neutral Fund (Class A Shares)
Accumulated Value	9,475		9,202	9,781	9,787	10,072	11,320	11,622	11,319	12,478	14,178	14,766
C000081099 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Research Market Neutral Fund (Class C Shares)
Accumulated Value	10,000		9,667	10,222	10,176	10,422	11,648	11,910	11,541	12,659	14,388	14,985
C000081100 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Research Market Neutral Fund (Class I Shares)
Accumulated Value	1,000,000		974,255	1,037,263	1,040,665	1,074,057	1,209,954	1,245,696	1,216,191	1,344,356	1,530,405	1,597,232
C000134566 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Emerging Markets Equity Fund (Class R6 Shares)
Accumulated Value	5,000,000		5,641,549	7,211,104	6,270,193	7,985,702	9,774,044	10,922,556	6,686,306	7,385,796	8,805,566	11,836,882
C000173218 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Emerging Markets Equity Fund (Class R5 Shares)
Accumulated Value	10,000		11,271	14,395	12,503	15,903	19,447	21,711	13,275	14,652	17,450	23,435
C000190875 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Emerging Markets Equity Fund (Class R4 Shares)
Accumulated Value	10,000		11,251	14,345	12,444	15,801	19,291	21,505	13,132	14,472	17,209	23,070
C000190874 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Emerging Markets Equity Fund (Class R3 Shares)
Accumulated Value	10,000		11,225	14,280	12,358	15,655	19,068	21,198	12,914	14,194	16,837	22,522
C000190873 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Emerging Markets Equity Fund (Class R2 Shares)
Accumulated Value	10,000		11,210	14,230	12,281	15,516	18,849	20,909	12,704	13,931	16,484	21,990
C000007192 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Emerging Markets Equity Fund (Class L Shares)
Accumulated Value	3,000,000		3,381,207	4,317,086	3,750,181	4,770,291	5,833,349	6,511,983	3,982,456	4,394,485	5,234,277	7,029,741
C000007191 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Emerging Markets Equity Fund (Class I Shares)
Accumulated Value	1,000,000		1,125,143	1,434,477	1,245,160	1,581,874	1,932,406	2,154,970	1,316,521	1,452,054	1,727,467	2,317,154
C000017326 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Emerging Markets Equity Fund (Class C Shares)
Accumulated Value	10,000		11,171	14,140	12,178	15,360	18,622	20,611	12,499	13,676	16,235	21,726
C000007193 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Emerging Markets Equity Fund (Class A Shares)
Accumulated Value	9,476		10,637	13,532	11,714	14,849	18,092	20,128	12,267	13,489	16,009	21,425
C000007217 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan International Equity Fund (Class A Shares)
Accumulated Value	9,473		9,300	11,665	10,333	11,875	11,652	15,446	11,252	12,926	15,460	18,551
C000007219 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan International Equity Fund (Class C Shares)
Accumulated Value	10,000		9,769	12,191	10,742	12,287	11,995	15,825	11,472	13,106	15,677	18,812
C000007216 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan International Equity Fund (Class I Shares)
Accumulated Value	1,000,000		985,023	1,238,107	1,099,427	1,266,590	1,245,812	1,656,163	1,209,860	1,392,370	1,669,258	2,008,420
C000070619 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan International Equity Fund (Class R2 Shares)
Accumulated Value	10,000		9,792	12,251	10,820	12,398	12,123	16,025	11,641	13,324	15,896	19,015
C000033527 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan International Equity Fund (Class R5 Shares)
Accumulated Value	10,000		9,866	12,420	11,034	12,731	12,537	16,679	12,195	14,050	16,863	20,313
C000093772 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan International Equity Fund (Class R6 Shares)
Accumulated Value	5,000,000		4,935,232	6,220,165	5,533,465	6,391,401	6,297,850	8,388,885	6,140,029	7,082,298	8,508,510	10,256,229
C000093774 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Developed International Value Fund (Class R6 Shares)
Accumulated Value	5,000,000		4,777,522	5,923,575	5,302,330	5,452,263	4,409,000	6,473,978	5,358,699	6,531,798	8,102,613	10,935,692
C000173219 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Developed International Value Fund (Class R5 Shares)
Accumulated Value	10,000		9,544	11,817	10,566	10,845	8,766	12,850	10,626	12,942	16,041	21,641
C000070620 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Developed International Value Fund (Class R2 Shares)
Accumulated Value	10,000		9,472	11,653	10,349	10,564	8,471	12,355	10,146	12,283	15,118	20,253
C000007228 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Developed International Value Fund (Class L Shares)
Accumulated Value	3,000,000		2,861,014	3,544,087	3,169,532	3,254,876	2,628,273	3,857,604	3,189,663	3,882,783	4,812,602	6,488,330
C000007227 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Developed International Value Fund (Class I Shares)
Accumulated Value	1,000,000		952,592	1,177,994	1,052,923	1,079,912	871,389	1,276,686	1,054,749	1,283,347	1,588,813	2,141,207
C000034831 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Developed International Value Fund (Class C Shares)
Accumulated Value	10,000		9,446	11,588	10,271	10,457	8,372	12,185	9,987	12,064	14,891	20,013
C000007229 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Developed International Value Fund (Class A Shares)
Accumulated Value	9,476		9,001	11,098	9,891	10,119	8,145	11,908	9,816	11,915	14,704	19,761
C000007295 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Europe Dynamic Fund (Class A Shares)
Accumulated Value	9,476		8,625	10,836	9,350	10,111	9,280	13,387	10,486	11,896	14,962	18,886
C000007297 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Europe Dynamic Fund (Class C Shares)
Accumulated Value	10,000		9,058	11,324	9,718	10,456	9,553	13,714	10,685	12,062	15,168	19,145
C000007293 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Europe Dynamic Fund (Class I Shares)
Accumulated Value	1,000,000		913,107	1,150,514	994,898	1,078,823	992,736	1,435,549	1,127,126	1,282,010	1,616,469	2,045,450
C000007294 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Europe Dynamic Fund (Class L Shares)
Accumulated Value	3,000,000		2,744,558	3,464,067	2,999,654	3,254,444	2,998,589	4,344,364	3,414,956	3,888,365	4,909,126	6,221,443
C000205200 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Europe Dynamic Fund (Class R6 Shares)
Accumulated Value	5,000,000		4,574,264	5,773,445	4,999,423	5,429,523	5,008,684	7,263,055	5,715,325	6,515,461	8,235,134	10,446,644
C000195048 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Income Builder Fund (Class R6 Shares)
Accumulated Value	5,000,000		5,218,007	5,805,722	5,781,501	6,385,217	6,341,827	7,494,595	6,358,096	6,521,336	7,818,428	8,714,248
C000042873 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Income Builder Fund (Class I Shares)
Accumulated Value	1,000,000		1,043,601	1,161,144	1,155,144	1,274,674	1,264,946	1,493,610	1,266,003	1,297,451	1,554,294	1,731,008
C000042872 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Income Builder Fund (Class C Shares)
Accumulated Value	10,000		10,370	11,467	11,334	12,430	12,253	14,358	12,090	12,309	14,729	16,383
C000042871 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Income Builder Fund (Class A Shares)
Accumulated Value	9,549		9,953	11,059	10,985	12,105	11,996	14,133	11,957	12,236	14,642	16,286
C000097802 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Global Allocation Fund (Class A Shares)
Accumulated Value	9,548		9,691	11,230	11,027	12,028	12,502	15,585	12,328	12,747	15,657	17,700
C000097803 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Global Allocation Fund (Class C Shares)
Accumulated Value	10,000		10,103	11,647	11,377	12,355	12,773	15,841	12,473	12,834	15,757	17,814
C000097804 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Global Allocation Fund (Class I Shares)
Accumulated Value	1,000,000		1,017,927	1,181,999	1,163,351	1,272,905	1,326,302	1,657,343	1,314,436	1,362,000	1,677,237	1,901,067
C000097805 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Global Allocation Fund (Class R2 Shares)
Accumulated Value	10,000		10,130	11,700	11,455	12,451	12,893	16,008	12,619	13,001	15,906	17,921
C000205205 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Global Allocation Fund (Class R3 Shares)
Accumulated Value	10,000		10,150	11,762	11,545	12,580	13,064	16,261	12,845	13,268	16,268	18,377
C000205204 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Global Allocation Fund (Class R4 Shares)
Accumulated Value	10,000		10,179	11,820	11,637	12,708	13,233	16,510	13,079	13,543	16,655	18,851
C000205203 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Global Allocation Fund (Class R5 Shares)
Accumulated Value	10,000		10,179	11,820	11,640	12,733	13,272	16,590	13,163	13,648	16,799	19,053
C000195049 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Global Allocation Fund (Class R6 Shares)
Accumulated Value	5,000,000		5,089,635	5,909,994	5,825,865	6,379,396	6,655,992	8,328,791	6,613,727	6,863,588	8,459,370	9,606,555
C000106404 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan International Focus Fund (Class R6 Shares)
Accumulated Value	5,000,000		4,935,677	6,205,121	5,413,313	6,435,702	6,750,459	8,524,197	6,185,037	7,136,042	8,516,463	10,484,632
C000106403 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan International Focus Fund (Class R5 Shares)
Accumulated Value	10,000		9,862	12,394	10,802	12,828	13,443	16,963	12,297	14,167	16,893	20,777
C000106402 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan International Focus Fund (Class R2 Shares)
Accumulated Value	10,000		9,795	12,229	10,583	12,488	13,006	16,295	11,738	13,440	15,921	19,453
C000106401 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan International Focus Fund (Class I Shares)
Accumulated Value	1,000,000		985,319	1,237,594	1,077,225	1,277,779	1,337,915	1,686,294	1,221,513	1,406,212	1,674,625	2,057,398
C000106400 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan International Focus Fund (Class C Shares)
Accumulated Value	10,000		9,772	12,168	10,513	12,376	12,863	16,092	11,566	13,213	15,701	19,246
C000106399 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan International Focus Fund (Class A Shares)
Accumulated Value	9,473		9,302	11,642	10,111	11,967	12,497	15,707	11,348	13,030	15,481	18,976
Bloomberg US Municipal Inflation Swap 5 Year Zero Coupon Custom C000130213 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		5,282,559	5,429,474	5,448,134	5,780,998	5,993,679	6,789,375	6,261,995	6,399,086	7,000,149	7,326,657
Bloomberg U S 1 15 Year Blend 1 17 Municipal Bond C000130213 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		5,154,839	5,254,842	5,226,848	5,651,084	5,857,876	5,962,098	5,428,824	5,562,902	5,981,811	6,270,869
Bloomberg US Municipal C000130213 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		5,202,935	5,316,994	5,289,726	5,787,957	5,995,951	6,154,019	5,416,825	5,560,046	6,099,147	6,353,430
Bloomberg US Municipal Inflation Swap 5 Year Zero Coupon Custom Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal/Inflation Swap 5 Year Zero Coupon Custom Index
Accumulated Value	10,000		10,565	10,859	10,896	11,562	11,987	13,579	12,524	12,798	14,000	14,653
Bloomberg U S 1 15 Year Blend 1 17 Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index
Accumulated Value	10,000		10,310	10,510	10,454	11,302	11,716	11,924	10,858	11,126	11,964	12,542
Bloomberg US Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Index
Accumulated Value	10,000		10,406	10,634	10,579	11,576	11,992	12,308	10,834	11,120	12,198	12,707
Bloomberg US Municipal Inflation Swap 5 Year Zero Coupon Custom C000007161 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,056,512	1,085,895	1,089,627	1,156,200	1,198,736	1,357,875	1,252,399	1,279,817	1,400,030	1,465,331
Bloomberg U S 1 15 Year Blend 1 17 Municipal Bond C000007161 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,030,968	1,050,968	1,045,370	1,130,217	1,171,575	1,192,420	1,085,765	1,112,580	1,196,362	1,254,174
Bloomberg US Municipal C000007161 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,040,587	1,063,399	1,057,945	1,157,591	1,199,190	1,230,804	1,083,365	1,112,009	1,219,829	1,270,686
Bloomberg U S Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Accumulated Value	10,000		10,437	10,531	10,315	11,502	12,214	12,155	10,249	10,286	11,370	12,071
ICE BofA 3 Month US Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 3-Month US Treasury Bill Index
Accumulated Value	10,000		10,031	10,103	10,272	10,519	10,616	10,622	10,705	11,220	11,825	12,338
Bloomberg U S Aggregate C000081100 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,043,705	1,053,122	1,031,497	1,150,215	1,221,383	1,215,545	1,024,917	1,028,565	1,137,040	1,207,072
ICE BofA 3 Month US Treasury Bill C000081100 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,003,059	1,010,289	1,027,224	1,051,928	1,061,568	1,062,155	1,070,529	1,121,959	1,182,451	1,233,828
MSCI Emerging Markets C000007192 Index net total return [Member]
Account Value [Line Items]
Accumulated Value	3,000,000		3,278,021	4,145,086	3,626,277	4,056,206	4,390,908	5,135,620	3,542,223	3,924,760	4,918,326	6,291,249
MSCI Emerging Markets C000007191 Index net total return [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,092,674	1,381,695	1,208,759	1,352,069	1,463,636	1,711,873	1,180,741	1,308,253	1,639,442	2,097,083
MSCI Emerging Markets C000134566 Index net total return [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		5,463,368	6,908,476	6,043,796	6,760,343	7,318,179	8,559,366	5,903,705	6,541,267	8,197,210	10,485,415
MSCI Emerging Markets Index net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (net total return)
Accumulated Value	10,000		10,927	13,817	12,088	13,521	14,636	17,119	11,807	13,083	16,394	20,971
MSCI EAFE Index net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (net total return)
Accumulated Value	10,000		9,677	11,945	11,127	12,355	11,507	15,441	11,889	13,602	16,725	20,578
MSCI EAFE C000007228 Index net total return [Member]
Account Value [Line Items]
Accumulated Value	3,000,000		2,903,201	3,583,642	3,338,002	3,706,644	3,452,207	4,632,193	3,566,837	4,080,493	5,017,622	6,173,268
MSCI EAFE C000093774 Index net total return [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		4,838,669	5,972,737	5,563,337	6,177,740	5,753,678	7,720,321	5,944,728	6,800,822	8,362,703	10,288,780
MSCI EAFE C000007227 Index net total return [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		967,734	1,194,547	1,112,667	1,235,548	1,150,736	1,544,064	1,188,946	1,360,164	1,672,541	2,057,756
MSCI Europe Index net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Europe Index (net total return)
Accumulated Value	10,000		9,252	11,752	10,771	11,946	10,836	15,271	11,776	13,630	16,686	20,556
MSCI Europe C000205200 Index net total return [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		4,626,230	5,875,915	5,385,734	5,972,906	5,417,762	7,635,327	5,888,084	6,814,814	8,343,110	10,278,009
MSCI Europe C000007293 Index net total return [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		925,246	1,175,183	1,077,147	1,194,581	1,083,552	1,527,065	1,177,617	1,362,963	1,668,622	2,055,602
MSCI Europe C000007294 Index net total return [Member]
Account Value [Line Items]
Accumulated Value	3,000,000		2,775,738	3,525,549	3,231,441	3,583,744	3,250,657	4,581,196	3,532,850	4,088,889	5,005,866	6,166,805
Sixty MSCI World Index net total return 40 Bloomberg U S Aggregate C000195048 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		5,129,568	5,825,754	5,826,448	6,560,151	6,935,622	8,510,698	7,055,418	7,509,837	9,312,339	10,761,400
MSCI World C000195048 Index net total return [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		5,059,215	6,211,437	6,283,358	7,080,946	7,390,004	10,377,402	8,459,775	9,346,472	12,494,212	15,244,977
Sixty MSCI World C000042873 Index net total return 40 Bloomberg U S Aggregate Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,025,914	1,165,151	1,165,290	1,312,030	1,387,124	1,702,140	1,411,084	1,501,967	1,862,468	2,152,280
MSCI World C000042873 Index net total return [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,011,843	1,242,287	1,256,672	1,416,189	1,478,001	2,075,480	1,691,955	1,869,294	2,498,842	3,048,995
Sixty MSCI World Index net total return 40 Bloomberg U S Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index
Accumulated Value	10,000		10,259	11,652	11,653	13,120	13,871	17,021	14,111	15,020	18,625	21,523
MSCI World Index net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index (net total return)
Accumulated Value	10,000		10,118	12,423	12,567	14,162	14,780	20,755	16,920	18,693	24,988	30,490
MSCI ACWI Index net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (net total return)
Accumulated Value	10,000		10,205	12,573	12,508	14,082	14,771	20,277	16,230	17,935	23,816	29,208
Sixty MSCI ACWI Index net total return 40 Bloomberg Global Aggregate ex China Index Unhedged USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD
Accumulated Value	10,000		10,359	11,804	11,685	13,056	13,793	16,584	13,177	14,095	17,344	20,088
MSCI ACWI C000195049 Index net total return [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		5,102,401	6,286,307	6,253,764	7,041,205	7,385,363	10,138,433	8,115,075	8,967,313	11,907,766	14,604,021
Sixty MSCI ACWI Index net total return 40 Bloomberg Global Aggregate ex China C000195049 Index Unhedged USD [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		5,179,565	5,901,788	5,842,297	6,527,874	6,896,395	8,292,228	6,588,263	7,047,571	8,672,234	10,044,188
Sixty MSCI ACWI Index net total return 40 Bloomberg Global Aggregate ex China C000097804 Index Unhedged USD [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,035,913	1,180,358	1,168,459	1,305,575	1,379,279	1,658,446	1,317,653	1,409,514	1,734,447	2,008,838
MSCI ACWI C000097804 Index net total return [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,020,480	1,257,261	1,250,753	1,408,241	1,477,073	2,027,687	1,623,015	1,793,463	2,381,553	2,920,804
MSCI ACWI ex USA C000106401 Index net total return [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,002,244	1,239,151	1,137,028	1,265,145	1,232,113	1,597,558	1,202,505	1,347,670	1,675,593	2,093,293
MSCI ACWI ex USA C000106404 Index net total return [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		5,011,220	6,195,754	5,685,139	6,325,725	6,160,567	7,987,792	6,012,527	6,738,352	8,377,965	10,466,467
MSCI ACWI ex USA Index net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index (net total return)
Accumulated Value	10,000		10,022	12,392	11,370	12,651	12,321	15,976	12,025	13,477	16,756	20,933
MSCI EAFE Value C000007228 Index net total return [Member]
Account Value [Line Items]
Accumulated Value	3,000,000		2,899,368	3,572,240	3,297,369	3,479,140	2,838,296	3,925,723	3,284,028	3,878,646	4,761,108	6,167,785
MSCI EAFE Value C000093774 Index net total return [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		4,832,280	5,953,733	5,495,616	5,798,567	4,730,493	6,542,872	5,473,379	6,464,410	7,935,181	10,279,641
MSCI EAFE Value C000007227 Index net total return [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		966,456	1,190,747	1,099,123	1,159,713	946,099	1,308,574	1,094,676	1,292,882	1,587,036	2,055,928
MSCI EAFE Value Index net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Value Index (net total return)
Accumulated Value	$ 10,000		$ 9,665	$ 11,907	$ 10,991	$ 11,597	$ 9,461	$ 13,086	$ 10,947	$ 12,929	$ 15,870	$ 20,559